Average Annual Total Returns{- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund Retail PRO-08 - Fidelity Real Estate Income Fund	Fidelity Real Estate Income Fund Return Before Taxes Past 1 year	Fidelity Real Estate Income Fund Return Before Taxes Past 5 years	Fidelity Real Estate Income Fund Return Before Taxes Past 10 years	Fidelity Real Estate Income Fund After Taxes on Distributions Past 1 year	Fidelity Real Estate Income Fund After Taxes on Distributions Past 5 years	Fidelity Real Estate Income Fund After Taxes on Distributions Past 10 years	Fidelity Real Estate Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Real Estate Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Real Estate Income Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0663 Past 1 year	F0663 Past 5 years	F0663 Past 10 years
Total	17.91%	7.11%	9.33%	15.76%	4.97%	7.07%	11.09%	4.65%	6.53%	31.49%	11.70%	13.56%	18.43%	6.10%	8.50%